Short-term Borrowings (Details) - USD ($)	1 Months Ended					2 Months Ended	12 Months Ended				13 Months Ended
	Jan. 31, 2024	Jun. 30, 2023	Sep. 30, 2022	Apr. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Apr. 30, 2023	Jul. 31, 2021	Jun. 30, 2021	Jul. 31, 2016
Short-term Borrowings
Proceeds from short-term borrowings							$ 2,536,290	$ 1,422,613	$ 6,255,905
Repaid of short-term borrowings received							704,220	1,573,396	14,126,509
Short term borrowings with Hi-tech industrial park
Short-term Borrowings
Proceeds from short-term borrowings				$ 5,500,000
Repaid of short-term borrowings received						$ 5,500,000
Line of credit 2016
Short-term Borrowings
Total credit available under this facility														$ 10,000,000	$ 6,000,000
Amount borrowed										$ 74,700,000
Repayment									$ 5,900,000	$ 79,800,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]											us-gaap:PrimeRateMember
Variable interest rate (as a percent)											1.30%
Weighted average interest rate of short-term borrowings (as a percent)									5.15%	5.15%
Cash deposited in the bank as guarantee										$ 0
Credit facility, 2021
Short-term Borrowings
Total credit available under this facility					$ 1,600,000					$ 1,600,000			$ 1,600,000
Amount borrowed					$ 1,600,000
Credit facility, 2022
Short-term Borrowings
Total credit available under this facility			$ 900,000
Amount borrowed									$ 900,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:PrimeRateMember
Variable interest rate (as a percent)			(0.35%)
Credit facility, 2024
Short-term Borrowings
Total credit available under this facility	$ 2,500,000
Amount borrowed							2,500,000
Repayment							$ 0
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember
Variable interest rate (as a percent)	0.25%
Credit facility, June 2023
Short-term Borrowings
Total credit available under this facility		$ 700,000
Amount borrowed		$ 700,000
Interest rate (in %)		3.65%
Maturity period (in years)		6 months
Credit Facility, april 2023
Short-term Borrowings
Total credit available under this facility												$ 700,000
Amount borrowed								$ 700,000
Interest rate (in %)												4.15%